Employee Benefits - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
Defined contribution plan expense	€ 485	€ 406
Net defined benefit liability (asset)	714		€ 864	€ 922
Current provisions	193		313
Actuarial gains (losses) on obligation	0		0
Provisions for employee benefits	€ 714		€ 864